Federal funds purchased and securities sold under agreements to repurchase - Federal Funds and Repurchase Agreements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Federal funds purchased and securities sold under agreements to repurchase
Average Balance Outstanding	$ 34,026	$ 22,527
Maximum Outstanding at any Month End	45,154	29,222
Balance at December 31,	$ 45,154	$ 27,272
Federal funds purchased
Federal funds purchased and securities sold under agreements to repurchase
Year End Weighted Rate (as a percent)	0.36%	2.00%
Average Weighted Rate (as a percent)	0.26%	2.65%
Average Balance Outstanding		$ 329
Maximum Outstanding at any Month End		$ 1,950
Bank | Short-term repurchase agreements
Federal funds purchased and securities sold under agreements to repurchase
Year End Weighted Rate (as a percent)	0.24%	0.45%
Average Weighted Rate (as a percent)	0.43%	0.59%
Average Balance Outstanding	$ 34,026	$ 22,198
Maximum Outstanding at any Month End	45,154	27,272
Balance at December 31,	$ 45,154	$ 27,272